Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Taxes [line items]
Current assets taxes	$ 739	$ 479
Current liabilities taxes	211	299
Current tax liabilities noncurrent	552	671
Brazil [member]
Disclosure Of Income Taxes [line items]
Current assets taxes	733	442
Current liabilities taxes	122	267
Current tax liabilities noncurrent	552	671
Brazil [member] | Income taxes [member]
Disclosure Of Income Taxes [line items]
Current assets taxes	733	442
Current liabilities taxes	66	39
Brazil [member] | Tax settlement programs - PRT [member]
Disclosure Of Income Taxes [line items]
Current liabilities taxes	56	228
Current tax liabilities noncurrent	552	671
Foreign countries [member]
Disclosure Of Income Taxes [line items]
Current assets taxes	6	37
Current liabilities taxes	$ 89	$ 32